SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2025 SGD ($)
Accounts payable	$ 1,448				$ 605				$ 1,862
Supplier A [Member]
Amount of purchase	1,557		$ 2,002		1,642		$ 1,574
Accounts payable	128								165
Supplier B [Member]
Amount of purchase						[1]	1,172
Supplier C [Member]
Amount of purchase					1,266		1,103
Accounts payable	176				117				226
Supplier D [Member]
Accounts payable		[2]			80					[2]
Customer A [Member]
Revenue	7,385		9,497		7,795			[3]
Accounts Receivable, Sale	3,884		4,995		1,592
Customer B [Member]
Revenue		[3]		[3]	2,652		3,495
Accounts Receivable, Sale		[4]		[4]	573
Customer C [Member]
Revenue		[3]		[3]		[3]	$ 4,372
Accounts Receivable, Sale		[4]		[4]	$ 762

[1]	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the year.
[2]	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the year.
[3]	Revenue from relevant customer was less than 10% of the Company’s total revenue for the year.
[4]	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the year.